Exhibit 99.1

Nissan Auto Receivables 2026-A Owner Trust

Servicer’s Certificate

Collection Period	31-Aug-26	30/360 Days	30	Collection Period Start	1-Aug-26
Distribution Date	15-Sep-26	Actual/360 Days	29	Collection Period End	31-Aug-26
				Prior Month Settlement Date	17-Aug-26
				Current Month Settlement Date	15-Sep-26

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,394,765,218.37	1,262,894,735.51	1,221,816,786.91	0.953607
Yield Supplement Overcollaterization		113,506,747.22	98,553,739.14	93,970,999.81
Total Adjusted Pool Balance		1,281,258,471.15	1,164,340,996.37	1,127,845,787.10
Total Adjusted Securities		1,281,258,471.15	1,164,340,996.37	1,127,845,787.10	0.880264
Class A-1 Notes	3.79600%	260,000,000.00	143,082,525.22	106,587,315.95	0.409951
Class A-2a Notes	4.19000%	240,000,000.00	240,000,000.00	240,000,000.00	1.000000
Class A-2b Notes	4.06650%	198,130,000.00	198,130,000.00	198,130,000.00	1.000000
Class A-3 Notes	4.47000%	438,130,000.00	438,130,000.00	438,130,000.00	1.000000
Class A-4 Notes	4.64000%	93,750,000.00	93,750,000.00	93,750,000.00	1.000000
Class B Notes	4.87000%	21,140,000.00	21,140,000.00	21,140,000.00	1.000000
Class C Notes	5.07000%	17,300,000.00	17,300,000.00	17,300,000.00	1.000000
Certificates	0.00000%	12,808,471.15	12,808,471.15	12,808,471.15	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	36,495,209.27	437,530.46	140.3661895	1.6828095
Class A-2a Notes	0.00	838,000.00	—	3.4916667
Class A-2b Notes	0.00	649,032.60	—	3.2757917
Class A-3 Notes	0.00	1,632,034.25	—	3.7250000
Class A-4 Notes	0.00	362,500.00	—	3.8666667
Class B Notes	0.00	85,793.17	—	4.0583335
Class C Notes	0.00	73,092.50	—	4.2250000
Certificates	0.00	0.00	—	—

Total Securities	36,495,209.27	4,077,982.98

I. COLLECTIONS

Interest:
Interest Collections				4,703,315.49
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				4,703,315.49
Principal:
Principal Collections				40,387,236.08
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				40,387,236.08
Recoveries of Defaulted Receivables				236,189.68

Total Collections				45,326,741.25

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			49,015	1,164,340,996.37
Total Principal Payment				36,495,209.27

			48,267	1,127,845,787.10

Nissan Auto Receivables 2026-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	45,326,741.25
Reserve Account Draw	0.00
Total Available for Distribution	45,326,741.25
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,052,412.28
Servicing Fee Paid	1,052,412.28
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	437,530.46
Class A-1 Notes Monthly Interest Paid	437,530.46
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	838,000.00
Class A-2a Notes Monthly Interest Paid	838,000.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	649,032.60
Class A-2b Notes Monthly Interest Paid	649,032.60
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,632,034.25
Class A-3 Notes Monthly Interest Paid	1,632,034.25
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	362,500.00
Class A-4 Notes Monthly Interest Paid	362,500.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest Distributable Amount	85,793.17
Class B Notes Monthly Interest Paid	85,793.17
Change in Class B Notes Interest Carryover Shortfall	0.00
Class C Notes Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Interest Distributable Amount	73,092.50
Class C Notes Monthly Interest Paid	73,092.50
Change in Class C Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2026-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		4,077,982.98
Total Note Monthly Interest Paid		4,077,982.98
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		40,196,345.99
4. Total Monthly Principal Paid on the Notes		36,495,209.27
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		36,495,209.27
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,701,136.72
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,701,136.72

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,203,146.18
Required Reserve Account Amount		3,203,146.18
Beginning Reserve Account Balance		3,203,146.18
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,203,146.18
Required Reserve Account Amount for Next Period		3,203,146.18

VI. POOL STATISTICS

Weighted Average Coupon		4.42%
Weighted Average Remaining Maturity		50.66

	Amount	Number
Principal on Defaulted Receivables	690,712.52	22
Principal Recoveries of Defaulted Receivables	236,189.68

Monthly Net Losses	454,522.84
Pool Balance at Beginning of Collection Period	1,262,894,735.51
Net Loss Ratio for Third Preceding Collection Period	0.20%
Net Loss Ratio for Second Preceding Collection Period	0.19%
Net Loss Ratio for Preceding Collection Period	0.20%
Net Loss Ratio for Current Collection Period	0.43%
Four-Month Average Net Loss Ratio	0.25%
Cumulative Net Losses for all Periods	1,114,365.23

Nissan Auto Receivables 2026-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,223,226.16	88	0.18%
61-90 Days Delinquent	313,857.88	16	0.03%
91-120 Days Delinquent	165,659.21	7	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,702,743.25	111	0.22%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.02%	0.02%
Delinquency Ratio for Preceding Collection Period	0.04%	0.04%
Delinquency Ratio for Current Collection Period	0.04%	0.05%
Four-Month Average Delinquency Ratio	0.03%	0.03%
60 Day Delinquent Receivables	498,019.19
Delinquency Percentage	0.04%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	3,488,391.45
Number of Extensions	110

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO